Segment Reporting (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Operating Profit from Segments to Net Loss
The table below compares segment profit for each of our operating segments and reconciles total segment profit to Net Loss for the year ended December 31, 2017 (in thousands):

	2017
	Owned Real Estate	Investment Management	Total
Total revenues	$303,410	$8,133	$311,543
Property operating expenses	(50,328)	(3,496)	(53,824)
Real estate tax expenses	(43,247)	(209)	(43,456)
General and administrative expenses	(3,403)	(2,875)	(6,278)
Segment profit	$206,432	$1,553	207,985
Corporate general and administrative expenses			(30,070)
Vesting of Class B units for asset management services			(24,037)
Termination of affiliate arrangements			(5,454)
Depreciation and amortization			(130,671)
Interest expense, net			(45,661)
Acquisition expenses			(530)
Transaction expenses			(15,713)
Other income, net			2,433
Net loss			$(41,718)

Reconciliation of Assets from Segments to Total Assets
The table below summarizes the total assets and capital expenditures for each of our operating segments as of December 31, 2017 (in thousands):

2017
Assets:
Owned Real Estate	$3,388,080
Investment Management	90,236
Total segment assets	3,478,316
Reconciling items:
Cash and cash equivalents	5,716
Restricted cash	21,729
Corporate headquarters and other assets	20,321
Total assets	$3,526,082

Capital Expenditures:
Owned Real Estate	$41,009
Investment Management	1,137
Total capital expenditures	$42,146